Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Net loss attributable to common shareholders—basic and diluted	$ (5,887,591)	$ (15,413,927)	$ (17,460,094)	$ (23,659,387)	$ (31,095,029)	$ (14,406,262)
Net loss attributable to common shareholders diluted	$ (5,887,591)	$ (15,413,927)	$ (17,460,094)	$ (23,659,387)
Weighted average shares - basic	3,591,228	316,289	2,256,990	286,166	445,817	240,199
Weighted average shares - diluted	3,591,228	316,289	2,256,990	286,166	445,817	240,199
Net loss per share attributable to common stock - basic	$ (1.64)	$ (48.73)	$ (7.74)	$ (82.68)	$ (69.75)	$ (59.98)
Net loss per share attributable to common stock - diluted	$ (1.64)	$ (48.73)	$ (7.74)	$ (82.68)	$ (69.75)	$ (59.98)